Securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 58,316,112	₩ 59,381,053
Securities at amortized cost	47,282,623	45,582,065
Debt securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	57,409,433	58,573,094
Securities at amortized cost	47,282,623	45,582,065
Government
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	19,370,393	17,597,910
Securities at amortized cost	31,816,320	30,385,084
Financial institutions
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	20,053,716	21,527,242
Securities at amortized cost	3,835,577	4,770,204
Corporate bonds and others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	17,985,324	19,447,942
Securities at amortized cost	11,630,726	10,426,777
Equity securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	906,679	807,959
Stocks
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	777,901	728,311
Equity investments
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	4,445	5,356
Others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 124,333	₩ 74,292